Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Small Cap Value Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.16%♦
Basic Industry — 7.74%
Ashland	117,700	$ 10,236,369
Avient	385,250	19,385,780
Berry Global Group	233,610	15,880,808
Constellium †	594,800	9,671,448
HB Fuller	191,500	15,201,270
Huntsman	434,671	10,519,038
Knife River †	135,100	12,076,589
Louisiana-Pacific	204,966	22,025,646
Ryerson Holding	279,742	5,569,663
Summit Materials Class A †	407,096	15,888,957
		136,455,568
Consumer Discretionary — 11.98%
Acushnet Holdings	249,400	15,899,250
Adient †	367,000	8,283,190
Boyd Gaming	175,900	11,371,935
Choice Hotels International	79,300	10,332,790
Columbia Sportswear	109,000	9,067,710
Crocs †	79,600	11,526,876
Group 1 Automotive	53,350	20,435,184
KB Home	244,400	20,942,636
M/I Homes †	89,600	15,353,856
Meritage Homes	134,500	27,581,915
Oxford Industries	82,050	7,118,658
Patrick Industries	76,200	10,848,594
Steven Madden	277,350	13,587,377
Texas Roadhouse	63,150	11,152,290
UniFirst	88,060	17,493,119
		210,995,380
Consumer Staples — 2.78%
Flowers Foods	442,700	10,213,089
J & J Snack Foods	129,700	22,323,964
Performance Food Group †	209,653	16,430,506
		48,967,559
Energy — 7.26%
EnLink Midstream †	1,227,693	17,813,825
Gulfport Energy †	98,600	14,923,110
International Seaways	197,250	10,170,210
Liberty Energy	753,400	14,382,406
Magnolia Oil & Gas Class A	642,250	15,683,745
Matador Resources	266,220	13,156,592
Murphy Oil	345,550	11,658,857
Noble	292,100	10,556,494
Patterson-UTI Energy	1,342,050	10,266,683
PBF Energy Class A	299,000	9,254,050
		127,865,972
Financial Services — 26.52%
Assurant	86,200	17,141,732
Axis Capital Holdings	357,900	28,492,419
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financial Services (continued)
Bank of NT Butterfield & Son	362,600	$ 13,372,688
Bread Financial Holdings	219,800	10,458,084
Cadence Bank	532,450	16,958,532
Columbia Banking System	1,053,633	27,510,358
Comerica	228,800	13,707,408
East West Bancorp	364,486	30,157,572
Essent Group	341,300	21,942,177
First Financial Bancorp	543,550	13,713,766
FNB	1,945,600	27,452,416
Hancock Whitney	594,950	30,443,591
Hanover Insurance Group	127,100	18,824,781
Hope Bancorp	1,341,370	16,847,607
Old National Bancorp	1,130,000	21,085,800
P10 Class A	574,390	6,151,717
Sandy Spring Bancorp	308,750	9,685,488
Selective Insurance Group	116,140	10,835,862
Stewart Information Services	136,300	10,187,062
Stifel Financial	309,750	29,085,525
Synovus Financial	607,450	27,013,301
Valley National Bancorp	2,706,100	24,517,266
WaFd	366,350	12,767,298
Webster Financial	622,283	29,004,611
		467,357,061
Healthcare — 3.44%
Globus Medical Class A †	176,000	12,591,040
Integer Holdings †	175,200	22,776,000
Merit Medical Systems †	125,300	12,383,399
Prestige Consumer Healthcare †	178,350	12,859,035
		60,609,474
Industrials — 15.35%
Atkore	178,600	15,134,564
Beacon Roofing Supply †	176,350	15,241,931
CACI International Class A †	50,100	25,278,456
Centuri Holdings †	124,100	2,004,215
Griffon	224,800	15,736,000
H&E Equipment Services	276,700	13,469,756
ITT	202,680	30,302,687
KBR	274,375	17,870,044
Leonardo DRS †	587,900	16,590,538
MasTec †	266,746	32,836,433
NEXTracker Class A †	186,782	7,000,589
Regal Rexnord	82,890	13,749,793
Terex	309,200	16,359,772
Timken	211,650	17,839,978
WESCO International	97,550	16,386,449
Zurn Elkay Water Solutions	408,300	14,674,302
		270,475,507
Real Estate Investment Trusts — 8.84%
Agree Realty	333,850	25,148,920
NQ-F2 [0924] 1124 (4017692)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Small Cap Value Series
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Real Estate Investment Trusts (continued)
Apple Hospitality REIT	1,268,400	$ 18,835,740
Community Healthcare Trust	280,700	5,094,705
Independence Realty Trust	1,236,270	25,343,535
Kite Realty Group Trust	907,573	24,105,139
LXP Industrial Trust	2,193,500	22,044,675
National Health Investors	309,050	25,978,743
Plymouth Industrial REIT	409,500	9,254,700
		155,806,157
Technology — 7.81%
ACI Worldwide †	225,050	11,455,045
Allegro MicroSystems †	299,600	6,980,680
Belden	207,800	24,339,614
Cirrus Logic †	145,850	18,116,028
Diodes †	211,600	13,561,444
Flex †	587,166	19,628,959
TD SYNNEX	124,900	14,997,992
TTM Technologies †	812,862	14,834,732
Viavi Solutions †	1,023,600	9,232,872
Vishay Intertechnology	233,300	4,411,703
		137,559,069
Transportation — 2.24%
Kirby †	126,500	15,487,395
Saia †	9,100	3,979,066
Werner Enterprises	518,600	20,012,774
		39,479,235
Utilities — 4.20%
Black Hills	250,910	15,335,619
MDU Resources Group	660,500	18,104,305
OGE Energy	511,300	20,973,526
Southwest Gas Holdings	265,900	19,612,784
		74,026,234
Total Common Stocks (cost $1,135,738,512)		1,729,597,216

	Number of shares	Value (US $)

Short-Term Investments — 1.83%
Money Market Mutual Funds — 1.83%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	8,079,263	$ 8,079,263
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	8,079,263	8,079,263
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	8,079,263	8,079,263
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	8,079,263	8,079,263
Total Short-Term Investments (cost $32,317,052)		32,317,052

Total Value of Securities—99.99% (cost $1,168,055,564)		1,761,914,268
Receivables and Other Assets Net of Liabilities—0.01%		104,820
Net Assets Applicable to 43,532,825 Shares Outstanding—100.00%		$1,762,019,088
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust

2    NQ-F2 [0924] 1124 (4017692)